Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,712,800
Previously Paid Amount	0.00
Total Fee Amount	512.74
Total Offset Amount	0.00
Net Fee	512.74
Narrative - Max Aggregate Offering Price	$ 3,712,800
Final Prospectus	true